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                     VANGUARD(R) CALIFORNIA TAX-EXEMPT FUNDS
                Vanguard California Tax-Exempt Money Market Fund

                         VANGUARD(R) MONEY MARKET FUNDS
                        Vanguard Prime Money Market Fund
                       Vanguard Treasury Money Market Fund
                       Vanguard Federal Money Market Fund

                        VANGUARD(R) MUNICIPAL BOND FUNDS
                      Vanguard Tax-Exempt Money Market Fund

                     VANGUARD(R) NEW JERSEY TAX-EXEMPT FUNDS
                Vanguard New Jersey Tax-Exempt Money Market Fund

                      VANGUARD(R) NEW YORK TAX-EXEMPT FUNDS
                 Vanguard New York Tax-Exempt Money Market Fund

                        VANGUARD(R) OHIO TAX-EXEMPT FUNDS
                   Vanguard Ohio Tax-Exempt Money Market Fund

                    VANGUARD(R) PENNSYLVANIA TAX-EXEMPT FUNDS
               Vanguard Pennsylvania Tax-Exempt Money Market Fund

                         SUPPLEMENT TO THE PROSPECTUSES

Normally the funds listed above (the "Money Market Funds") do not calculate their net asset values, and do not process purchase or redemption requests, on those days when the New York Stock Exchange (the "Exchange") is closed. The Exchange has been closed since the tragic and unforeseen events of September 11, 2001, and it is not known at this time when the Exchange will re-open.

     In light of the extraordinary circumstances, beginning September 13, 2001 and continuing until normal Exchange operations resume, the Money Market Funds will be open on normal business days regardless of whether the Exchange is open or closed. Shareholders who wish to purchase or redeem shares of the Money Market Funds will be permitted to do so through any means normally available, including by web, phone, wire, checkwriting, or written correspondence. However, exchanges to or from other Vanguard Funds are currently unavailable.




(C)2001 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                              092001